Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2025
TSS-NPRT3-0425
1.9885906.107
Fixed-Income Funds - 10.7%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,473,383	64,863,295
JPMorgan Ultra-Short Municipal Inc ETF	1,793,043	91,292,784
Vanguard Ultra Short-Term Tax-Exempt Fund Class Admiral	14,216,626	224,907,025
TOTAL FIXED-INCOME FUNDS (Cost $382,284,874)		381,063,104

Municipal Securities - 83.3%
	Principal Amount (a)	Value ($)
Alabama - 2.9%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2025 (Build America Mutual Assurance Co Insured)	325,000	327,281
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	2,000,000	2,026,109
Black Belt Energy Gas Dist Ala Gas Supply Rev U.S. SOFR Index + 1.4%, 4.301% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada) (b)(e)	5,000,000	5,051,734
Black Belt Energy Gas Dist Alagas Prepay Rev Series 2019 A 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	3,050,000	3,065,132
Black Belt Energy Gas District 5% 11/1/2026	2,225,000	2,276,536
Black Belt Energy Gas District 5% 11/1/2029	4,500,000	4,762,863
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	1,125,000	1,139,579
Black Belt Energy Gas District 5.25% 6/1/2025 (Morgan Stanley Guaranteed)	695,000	697,824
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	575,000	587,027
Black Belt Energy Gas District Participating VRDN 2.05% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,280,000	2,280,000
Black Belt Energy Gas District Participating VRDN 2.16% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	6,800,000	6,800,000
Black Belt Energy Gas District Series 2021 C 1, 4% 12/1/2025 (Goldman Sachs Group Inc/The Guaranteed)	4,000,000	4,018,384
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	11,350,000	11,421,948
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 2.21% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)(e)	2,350,000	2,288,274
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	825,000	828,019
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,140,000	1,161,106
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,370,000	2,473,584
Black Belt Energy Gas District Series 2023 A, 5% 10/1/2025	2,125,000	2,144,472
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,000,000	1,064,863
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	685,000	713,483
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2026	1,750,000	1,785,285
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2027	1,250,000	1,293,062
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.28% 11/1/2042 VRDN (b)	2,399,000	2,399,000
Health Care Auth For Bapt Hlth Ala Series 2023 A, 5% 11/15/2025	1,290,000	1,304,955
Infirmary Hlth Sys Spl Care 5% 2/1/2026	500,000	506,472
Jefferson Cnty AL Swr Rev 5% 10/1/2025	740,000	747,975
Jefferson Cnty AL Swr Rev 5% 10/1/2026	445,000	458,318
Jefferson Cnty AL Swr Rev 5% 10/1/2027	410,000	429,753
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	740,000	745,019
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007A, 1% tender 6/1/2034 (b)	600,000	595,237
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	12,000,000	12,028,088
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2025	100,000	100,005
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2025	3,070,000	3,073,382
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2026	1,500,000	1,525,334
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	300,000	300,392
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.16% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,600,000	1,600,000
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5% 7/1/2025	650,000	652,983
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5% 7/1/2027	1,185,000	1,223,408
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% 7/1/2028	1,945,000	2,045,134
Southeast Energy Authority A Cooperative District 5% 1/1/2029 (Athene Annuity And Life Company Guaranteed)	1,310,000	1,361,030
Southeast Energy Authority A Cooperative District 5% 6/1/2030 (Athene Annuity And Life Company Guaranteed)	175,000	184,013
Southeast Energy Authority A Cooperative District 5% 7/1/2028 (Athene Annuity And Life Company Guaranteed)	1,250,000	1,295,893
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	395,000	405,178
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	895,000	930,590
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,052,241
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,063,266
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	343,818
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2032 (Athene Annuity And Life Company Guaranteed)	825,000	876,924
University South AL Univ Rev Series 2021, 4% 4/1/2026	500,000	506,368
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 1.55% 12/1/2036 VRDN (b)(c)	4,100,000	4,100,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 1.5% 8/1/2063 VRDN (b)(c)	2,300,000	2,300,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 1.55% 12/1/2030 VRDN (b)(c)	1,100,000	1,100,000
TOTAL ALABAMA		103,461,341
Alaska - 0.3%
Alaska Airport 5% 10/1/2028 (c)	1,000,000	1,055,201
Alaska Airport Series 2021 C, 5% 10/1/2025 (c)	1,980,000	2,002,211
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	380,000	372,790
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2025 (c)	485,000	489,879
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2026 (c)	510,000	522,264
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (f)	840,000	863,569
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027 (f)	465,000	486,567
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (f)	185,000	196,661
Northern Tobacco Securitization AK 5% 6/1/2025	2,415,000	2,424,941
Northern Tobacco Securitization AK 5% 6/1/2026	1,000,000	1,020,375
TOTAL ALASKA		9,434,458
Arizona - 3.0%
Arizona Health Facs Auth Rev 2.11% tender 1/1/2046 (b)	80,000	79,744
Arizona Health Facs Auth Rev Series 2015 B, 2.11% tender 1/1/2046 (b)	2,025,000	2,002,066
Arizona Health Facs Auth Rev SIFMA Municipal Swap Index + 0.25%, 2.11% tender 1/1/2046 (b)(e)	395,000	394,655
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	750,000	764,654
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 XF3174, 2.18% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	4,815,000	4,815,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 2/1/2058 (b)	3,000,000	3,081,634
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2058 (b)	3,000,000	3,087,710
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series 2023 MIZ9157, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,500,000	1,500,000
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series 2023 MIZ9149, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	3,406,000	3,406,000
Bullhead City Ariz Excise Taxes Rev 0.75% 7/1/2025	325,000	321,439
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	11,300,000	11,627,778
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	570,000	575,666
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (b)(c)	7,400,000	7,616,460
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	4,000,000	4,071,101
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,055,000	1,056,637
Glendale AZ Union High Sch Dst 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	225,000	226,517
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	6,040,000	6,163,132
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	9,600,000	9,813,957
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	2,120,000	2,245,120
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.06% 5/1/2029 VRDN (b)	2,600,000	2,600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.06% 5/1/2029 VRDN (b)	3,300,000	3,300,000
Northern Ariz Univ Ctfs Partn 5% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	860,000	869,905
Northern Ariz Univ Ctfs Partn 5% 9/1/2026 (Assured Guaranty Municipal Corp Insured)	1,540,000	1,594,369
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.7% tender 12/1/2035 (b)(c)	31,175,000	31,173,535
Phoenix Arizona Civic Imp Wtr Series 2014B, 5% 7/1/2027	400,000	400,918
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2025 (c)	1,100,000	1,107,102
Yuma Ariz Pledged Rev 4% 7/1/2025	505,000	506,840
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2027	750,000	785,945
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2028	700,000	746,097
TOTAL ARIZONA		105,933,981
Arkansas - 0.2%
Lowell Ark Indl Dev Rev (Arkansas Democrat-Gazette Inc Proj.) 1.89% 10/1/2036, LOC JPMorgan Chase Bank NA VRDN (b)(c)	1,400,000	1,400,000
Lowell Ark Indl Dev Rev Series 1996, 1.89% 6/1/2031 VRDN (b)(c)	5,800,000	5,800,000
TOTAL ARKANSAS		7,200,000
California - 3.8%
Bay Area Toll Auth CA Bridge Rev 2.85% tender 4/1/2047 (b)	6,090,000	6,087,871
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	105,000	104,784
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	290,000	288,413
CA Multi Fam Hsg Rev Participating VRDN Series 2025 CF7012, 1.98% 7/1/2052 (Liquidity Facility Citibank NA) (b)(d)	2,400,000	2,400,000
California Community Choice Financing Authority 5% 9/1/2027 (Morgan Stanley Guaranteed)	1,100,000	1,146,072
California Community Choice Financing Authority Series 2023C, 5% 10/1/2026	625,000	636,347
California Health Facilities Financing Authority (Providence Health Systems Proj.) 2% tender 10/1/2036 (b)	1,250,000	1,236,362
California Health Facilities Financing Authority (Stanford Healthcare Proj.) Series 2021 A, 3% tender 8/15/2054 (b)	5,915,000	5,916,211
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.18% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,500,000	1,500,000
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2023 ISSUE V, 5% tender 5/1/2054 (b)	5,000,000	5,139,665
California Hsg. Fin. Agcy. Rev. Participating VRDN Series 2022 MIZ9097, 2.18% 3/7/2025 LOC Mizuho Capital Markets LLC (b)(d)	932,875	932,875
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	395,000	357,019
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 4.15% tender 7/1/2051 (b)(c)	4,000,000	4,006,394
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(c)	4,600,000	4,600,033
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.75% tender 11/1/2046 (b)(c)	2,100,000	2,099,999
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 4.1% tender 12/1/2044 (b)(c)	3,000,000	3,008,866
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.75% tender 10/1/2045 (b)(c)	4,500,000	4,500,000
California Mun Fin Auth Solid Waste Disp Rev Series 2020B, 4.8% tender 11/1/2041 (b)(c)	5,250,000	5,254,001
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(g)	6,600,000	6,600,000
California Pcf Solid Wst Disp (Waste Management Inc Proj.) Series B 1, 3% 11/1/2025 (c)	3,500,000	3,483,778
California St Univ Rev Participating VRDN 1.86% 11/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,930,000	4,930,000
California Statewide Cmntys Dev Auth. Multi-family Hsg Rev Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(i)	1,600,000	1,600,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series 2024 MIZ9162, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,000,000	1,000,000
California Statewide Community Development Authority Rev Series 2007 D, 2.8% tender 7/1/2041 (Assured Guaranty Municipal Corp Insured) (b)	5,475,000	5,475,000
California Statewide Community Development Authority Rev Series 2007 E, 5.5% tender 7/1/2040 (Assured Guaranty Municipal Corp Insured) (b)	2,175,000	2,175,000
California Statewide Community Development Authority Rev Series 2007 F, 2.88% tender 7/1/2040 (Assured Guaranty Municipal Corp Insured) (b)	8,275,000	8,275,000
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	1,500,000	1,534,109
California Stwd Cmnty Dev Auth Student Hsg Rev Series 2017, 5% 5/15/2025	2,180,000	2,188,028
California Stwide Cmnty Mf Rev Participating VRDN 2.25% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,000,000	2,000,000
California Stwide Cmnty Mf Rev Participating VRDN 2.25% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	6,030,000	6,030,000
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (h)	225,000	203,382
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2025 (Build America Mutual Assurance Co Insured) (c)	500,000	502,865
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (c)	455,000	456,551
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	135,000	137,630
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	1,205,000	1,228,473
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	550,000	560,714
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	440,000	456,788
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2027 (c)	1,300,000	1,349,602
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (c)	550,000	551,875
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (c)	255,000	255,869
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	440,000	448,571
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2026	3,910,000	4,053,002
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 2.25% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	4,325,000	4,325,000
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (b)	3,000,000	3,019,563
Los Angeles Multi Family Hsg Rev Participating VRDN 2.26% 3/7/2025 (Liquidity Facility Deutsche Bank AG NY) (b)(d)	600,000	600,000
Northern California Energy Authority Series 2024, 5% 8/1/2025	600,000	603,733
Northern California Energy Authority Series 2024, 5% 8/1/2026	450,000	459,842
San Diego Cnty CA Reg Arpt Auth Arpt Rev 5% 7/1/2025 (c)	1,000,000	1,006,523
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	2,000,000	2,048,052
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (c)	400,000	401,261
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2025 (c)	680,000	682,144
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,040,523
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,180,744
San Jose CA Multi Fam Hsg Rev Participating VRDN Series 2025 CF7005, 1.98% 9/1/2048 (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Southern CA Pub Pwr Auth Proj (Southern Ca Pub Pwr Auth Proj.) 0.65% tender 7/1/2040 (b)	250,000	247,593
Southern CA Pub Pwr Auth Series 2024 A, 5% 9/1/2029 (American General Life Insurance Co Guaranteed)	650,000	686,854
State of California Gen. Oblig. Series B, 5% 3/1/2028	2,000,000	2,003,379
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2025 (National Public Finance Guarantee Corporation Insured) (h)	260,000	256,695
TOTAL CALIFORNIA		135,273,055
Colorado - 1.4%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2025 (Assured Guaranty Municipal Corp Insured)	435,000	440,695
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2027 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,048,335
CO St Board Governors Univ Enterprise Sys Rev (Colorado State Univ Proj.) Series 2025 B, 2.3% 3/1/2055 (Liquidity Facility Bank of America NA) VRDN (b)	5,000,000	5,000,000
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.21% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	480,000	480,000
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2048 (b)	8,060,000	8,175,369
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	905,000	934,889
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	3,060,000	3,271,879
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2026	400,000	413,571
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (b)	300,000	300,490
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	340,000	345,432
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	2,155,000	2,214,934
Colorado Health Facilities Authority Participating VRDN 2.01% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,135,000	1,135,000
Colorado Health Facilities Authority Participating VRDN 2.01% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,000,000	3,000,000
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	9,090,000	9,119,155
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	85,000	85,886
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	40,000	40,448
Denver CO City & Cnty Arpt 5% 11/15/2026	800,000	829,129
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	775,000	804,707
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,315,000	2,419,228
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	185,000	194,690
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	1,485,000	1,505,661
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2025 (c)	3,275,000	3,320,565
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2025	1,900,000	1,922,073
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2025	300,000	303,184
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	1,175,000	1,176,066
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	1,360,000	1,347,784
TOTAL COLORADO		49,829,170
Connecticut - 0.9%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	200,000	209,828
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	1,250,000	1,333,435
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	640,000	645,295
Conn St Hsg Fin Auth (Ct Hsg Mortgage 1972 Adopted September 27, 1972 Sf&Mf Wl Open Proj.) 1.88% 5/15/2039 (Liquidity Facility TD Bank NA) VRDN (b)(c)	1,700,000	1,700,000
Connecticut St Gen. Oblig. Series 2013A, 2.85% 3/1/2025 (b)	510,000	510,010
Connecticut St Gen. Oblig. Series 2015B, 3.375% 6/15/2029	150,000	150,066
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	260,000	264,545
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2025	600,000	600,498
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2026	200,000	204,018
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	10,400,000	10,370,667
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	3,140,000	3,140,741
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	2,575,000	2,578,398
Connecticut St Health & Edl Facs Auth Revenue 2.8% tender 7/1/2048 (b)	2,650,000	2,641,450
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2021 A 1, 0.45% 11/15/2025	700,000	686,010
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2031	500,000	536,468
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	605,000	649,962
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Municipal Corp Insured)	20,000	20,173
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Municipal Corp Insured)	710,000	759,236
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (b)	5,000,000	4,995,687
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	225,000	228,397
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2025	255,000	256,268
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2026	255,000	258,066
TOTAL CONNECTICUT		32,739,218
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	565,000	559,200
District Of Columbia - 1.0%
District Columbia 2.8% 3/6/2025, LOC Barclays Bank PLC CP	10,000,000	10,000,147
District Columbia 2.8% 3/6/2025, LOC Barclays Bank PLC CP	1,000,000	1,000,010
District Columbia Hsg Fin Mult (Parcel 42 Apartments Projects Proj.) Series 2022, 3.05% tender 9/1/2041 (b)(f)	5,000,000	5,001,842
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	1,790,000	1,803,452
District Columbia Hsg Fin Mult Series 2025A, 5% 3/1/2028	1,025,000	1,077,089
District of Columbia Housing Finance Agency Series 2025 B, 5% tender 3/1/2029 (b)	1,425,000	1,493,509
Metropolitan Wash DC Arpts Ath 5% 10/1/2025 (c)	530,000	535,793
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	145,000	149,176
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2026 (c)	325,000	334,359
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	1,585,000	1,654,775
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	155,000	156,694
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (c)	1,785,000	1,863,580
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	920,000	946,494
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2025 (c)	1,750,000	1,769,128
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (c)	1,500,000	1,516,395
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	1,695,000	1,743,812
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	3,985,000	4,160,429
TOTAL DISTRICT OF COLUMBIA		35,206,684
Florida - 4.2%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	290,000	295,942
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	325,000	343,363
Broward Cnty FL Arpt Sys Rev 5% 10/1/2025 (c)	1,000,000	1,001,541
Broward Cnty FL Arpt Sys Rev Series 2013A, 5.25% 10/1/2025 (c)	1,500,000	1,502,598
Broward Cnty FL Arpt Sys Rev Series 2013C, 5.25% 10/1/2025	575,000	576,027
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (c)	1,000,000	1,011,621
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2026 (c)	1,000,000	1,028,175
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	1,250,000	1,303,138
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2027	1,015,000	1,067,927
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	1,000,000	1,008,852
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2025	100,000	100,553
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2026	175,000	178,982
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2027	150,000	156,470
County of Pasco FL Participating VRDN 1.96% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,900,000	2,900,000
County of Pasco FL Series 2023 A, 5.25% 9/1/2026 (Assured Guaranty Municipal Corp Insured)	275,000	284,299
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	5,715,000	5,756,150
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (b)	2,250,000	2,249,299
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	265,000	269,420
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	605,000	613,139
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2028	500,000	532,882
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2029	625,000	675,733
Florida Dev Fin Corp Edl Facs Rev 5% 4/1/2025	200,000	200,251
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,370,000	1,379,540
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 2.57% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	19,800,000	19,800,000
Florida Local Government Finance Commission 2.85% 4/3/2025, LOC JPMorgan Chase Bank NA CP	9,648,000	9,647,952
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2025	40,000	40,353
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2026	45,000	45,413
Florida St Mun Pwr Agy Rev (Fmpa St Lucie Project Proj.) Series 2021 A, 5% 10/1/2025	500,000	506,316
Florida St Mun Pwr Agy Rev (Fmpa St Lucie Project Proj.) Series 2021 A, 5% 10/1/2026	300,000	310,496
Florida St Mun Pwr Agy Rev Series 2016A, 5% 10/1/2028	1,405,000	1,448,010
Gallery at Smathers Plz FL Participating VRDN Series 2025 CF7017, 1.98% 4/1/2037 (Liquidity Facility Citibank NA) (b)(d)	800,000	800,000
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (c)	275,000	277,833
Greater Orlando Aviation Auth Participating VRDN 1.96% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,900,000	1,900,000
Greater Orlando Aviation Auth Participating VRDN 2.15% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	280,000	280,000
Greater Orlando Aviation Auth Participating VRDN Series 2024 ZF1789, 1.96% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,865,000	1,865,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF3294, 1.94% 10/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	815,000	815,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF3295, 1.94% 10/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	700,000	700,000
Greater Orlando Aviation Auth Series 2015A, 5% 10/1/2030 (Pre-refunded to 10/1/2025 at 100) (c)	1,165,000	1,177,005
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2027 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	514,330
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2029 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	514,330
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2030 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,028,659
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2031 (Pre-refunded to 10/1/2026 at 100) (c)	625,000	642,912
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2032 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	514,330
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2033 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,025,274
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2034 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,028,659
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2035 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,028,659
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (c)	30,000	30,348
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	10,000	10,281
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 5, 1.86% 11/15/2035 VRDN (b)	1,100,000	1,100,000
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (c)	1,245,000	1,258,894
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1753, 1.96% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,100,000	6,100,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 ZF1733, 1.96% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,835,000	2,835,000
Hillsborough Cnty FL Sch Brd 5% 7/1/2026	230,000	231,392
Jacksonville FL 2.81% 5/13/2025, LOC Bank of America NA CP	2,000,000	1,999,960
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019 D, 1.86% 8/1/2036 VRDN (b)	190,000	190,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019E, 1.86% 8/1/2036 VRDN (b)	740,000	740,000
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	275,000	278,474
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	65,000	67,305
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	55,000	58,088
JEA FL Wtr & Swr Sys Rev Series 2008 B 1, 1.91% 10/1/2036 (Liquidity Facility Bank of America NA) VRDN (b)	2,300,000	2,300,000
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2026	1,500,000	1,550,062
Lee Cnty FL Airport 5% 10/1/2025 (c)	1,375,000	1,390,345
Lee Cnty FL Airport 5% 10/1/2025 (c)	925,000	935,323
Lee Cnty FL Airport 5% 10/1/2027 (c)	1,450,000	1,506,177
Lee Cnty FL Airport Participating VRDN Series 2024 XF1755, 2.11% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,425,000	6,425,000
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 2.46% 4/1/2049 VRDN (b)	9,800,000	9,800,000
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (b)	410,000	411,627
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	2,445,000	2,470,397
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (b)	775,000	781,886
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	1,690,000	1,694,008
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,445,000	1,457,839
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 1/1/2045 (b)	5,000,000	5,001,674
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025B, 3.55% tender 3/1/2029 (b)	2,000,000	2,014,341
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series 2022 MIZ9087, 2.18% 4/4/2025 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(i)	920,000	920,000
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	265,000	265,897
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2028 (c)	4,100,000	4,326,322
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 5% 8/1/2025	700,000	705,210
Monroe Cnty FL School Dist TAN Series 2024, 4% 5/29/2025	2,500,000	2,506,692
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	5,370,000	5,546,196
Orange Cnty FL Health Facs Auth Rev 5% tender 11/15/2052 (b)	265,000	274,513
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 1.98% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,700,000	1,700,000
Orlando Health Participating VRDN Series 2022 026, 2.16% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(d)	500,000	500,000
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (c)	105,000	107,958
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (c)	2,100,000	2,191,917
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2028 (c)	1,250,000	1,321,162
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (b)	760,000	769,168
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	20,000	20,146
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	25,000	25,735
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2025	1,000,000	1,007,923
Tohopekaliga Wtr Auth FL Util Sys Rev 5% 10/1/2025 (g)	2,500,000	2,529,419
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2025	1,000,000	1,012,043
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2026	750,000	774,046
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2027	165,000	172,520
TOTAL FLORIDA		149,661,721
Georgia - 3.4%
Appling Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 1.6% 9/1/2041 VRDN (b)	180,000	180,000
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.65% 1/1/2038 VRDN (b)	10,445,000	10,445,000
Atlanta GA Arpt Rev 5% 7/1/2026 (c)	1,000,000	1,024,985
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (c)	610,000	613,858
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2025 (c)	1,600,000	1,610,067
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2026 (c)	2,250,000	2,306,215
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2027 (c)	2,045,000	2,126,815
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,510,661
Atlanta GA Wtr & Wastewtr Rev 2.9% 6/3/2025, LOC TD Bank NA CP	1,100,000	1,100,137
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (b)	1,865,000	1,860,050
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 1.5% 11/1/2062 VRDN (b)(c)	13,580,000	13,580,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 1.75% 11/1/2062 VRDN (b)(c)	100,000	100,000
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2025	100,000	100,702
Buford Hsg Auth Multifamily Participating VRDN Series 2023 XF3118, 2.18% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,600,000	1,600,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,385,000	1,392,107
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,165,000	1,186,113
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	2,000,000	1,989,900
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 1.6% 11/1/2048 VRDN (b)	700,000	700,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	3,960,000	3,997,591
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	2,875,000	2,899,544
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,000,000	2,003,869
Decatur GA Hsg Auth Multifamily Hsg Rev Series 2025, 3.6% tender 8/1/2028 (b)	1,225,000	1,234,152
Georgia Mun Elec Auth Pwr Rev 4% 11/1/2025	800,000	805,356
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2026	870,000	899,230
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	275,000	276,930
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	270,000	271,895
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	310,000	319,095
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	300,000	308,801
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	420,000	435,914
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	1,500,000	1,556,835
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	375,000	396,280
Main Street Natural Gas Inc 4% 12/1/2026 (Citigroup Inc Guaranteed)	2,200,000	2,222,604
Main Street Natural Gas Inc 4% 12/1/2027 (Citigroup Inc Guaranteed)	1,215,000	1,232,502
Main Street Natural Gas Inc 4% 3/1/2025 (Royal Bank of Canada Guaranteed)	430,000	430,008
Main Street Natural Gas Inc 4% 9/1/2025 (Royal Bank of Canada Guaranteed)	400,000	401,405
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	5,000,000	5,038,000
Main Street Natural Gas Inc 5% 12/1/2027 (Toronto Dominion Bank Guaranteed)	1,000,000	1,042,235
Main Street Natural Gas Inc 5% 12/1/2028 (Toronto Dominion Bank Guaranteed)	750,000	789,649
Main Street Natural Gas Inc 5% 6/1/2025 (Citigroup Inc Guaranteed)	1,525,000	1,530,468
Main Street Natural Gas Inc 5% 6/1/2026 (Citigroup Inc Guaranteed)	2,100,000	2,140,424
Main Street Natural Gas Inc 5% 6/1/2026 (Toronto Dominion Bank Guaranteed)	700,000	714,076
Main Street Natural Gas Inc 5% 6/1/2030 (Toronto Dominion Bank Guaranteed)	250,000	266,785
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	1,115,000	1,201,764
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	7,180,000	7,221,760
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	2,750,000	2,762,639
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	245,000	247,517
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2025 (Citigroup Inc Guaranteed)	700,000	702,510
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	800,000	815,400
Main Street Natural Gas Inc Series 2023B, 5% 3/1/2025 (Royal Bank of Canada Guaranteed)	765,000	765,030
Main Street Natural Gas Inc Series 2023B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	930,000	944,600
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	700,000	705,350
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	1,550,000	1,567,838
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	620,000	636,781
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2027 (Citigroup Inc Guaranteed)	1,700,000	1,764,559
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,850,000	1,939,845
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2025 (Royal Bank of Canada Guaranteed)	740,000	740,029
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	680,000	690,675
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	1,025,000	1,072,233
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	500,000	503,821
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	550,000	563,004
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	900,000	947,371
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	275,000	281,502
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2025 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,000,000	1,011,508
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	898,682
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,000,000	1,071,587
Main Street Natural Gas Inc Series 2024E, 5% 12/1/2025	2,600,000	2,629,922
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	435,000	432,436
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,250,000	1,260,116
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	3,675,000	3,704,741
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,528,324
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	565,000	568,720
Warner Robins GA Hsg Auth Multifamily Rev Series 2024, 5% tender 2/1/2029 (b)	2,500,000	2,615,233
TOTAL GEORGIA		119,435,755
Guam - 0.0%
Guam Power Auth. 5% 10/1/2025	870,000	878,043
Hawaii - 0.3%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015B, SIFMA Municipal Swap Index + 0.14%, 2.31% tender 7/1/2039 (b)(e)	425,000	425,000
Hawaii St Arpts Sys Rev Participating VRDN 2.06% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,200,000	2,200,000
Hawaii St Hbr Sys Rev Series 2020 A, 5% 7/1/2025 (c)	350,000	352,058
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (b)	4,205,000	4,209,101
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	815,000	847,186
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	2,080,000	2,124,440
TOTAL HAWAII		10,157,785
Idaho - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 5% 3/1/2032	505,000	564,734
Idaho Hsg & Fin Assn (Id Single Family 2003 Adopted February 1, 2003 Sf Wl Open Proj.) 2.04% 1/1/2038 VRDN (b)	100,000	100,000
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	25,000	25,183
TOTAL IDAHO		689,917
Illinois - 5.4%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026 (h)	800,000	776,583
Chicago Gen. Oblig. Participating VRDN Series 2022 XF 30 45, 1.92% 1/1/2038 (Liquidity Facility Barclays Bank PLC) (b)(d)	13,500,000	13,500,000
Chicago Heights Ill Multifamily Rev Series 2022, 2.875% tender 8/1/2027 (b)	3,000,000	2,992,462
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2028	1,065,000	1,074,639
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	3,600,000	3,686,065
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2030	1,652,000	1,671,635
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2027 (c)	1,595,000	1,638,770
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2026 (c)	700,000	712,153
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (c)	2,500,000	2,568,605
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	85,000	87,714
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	7,500,000	7,739,465
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.04% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	13,700,000	13,700,000
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	900,000	914,883
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	5,815,000	6,076,148
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	2,615,000	2,658,245
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5307, 5% 6/1/2025	4,630,000	4,651,204
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	25,000	25,114
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series B, 5% 6/1/2025	2,500,000	2,511,450
Chicago IL Wastewater Transmission Rev Participating VRDN Series 2023 XL0456, 1.98% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(d)	760,000	760,000
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2030 (Build America Mutual Assurance Co Insured)	1,825,000	1,993,881
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2025 XX1370, 1.96% 1/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,300,000	1,300,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 2% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,600,000	1,600,000
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	50,000	50,721
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	3,900,000	4,038,340
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	465,000	468,516
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	4,370,000	4,453,026
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	3,220,000	3,266,471
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2027	500,000	527,034
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	35,000	35,772
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2025	430,000	436,213
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	170,000	171,751
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	95,000	96,077
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2025	10,000	10,033
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	20,000	20,347
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	140,000	143,284
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2027	1,000,000	1,007,549
Illinois Fin Auth Rev 3.1% 5/20/2025 CP	2,200,000	2,201,586
Illinois Fin Auth Rev Series 2016 A, 5% 7/1/2025	250,000	251,838
Illinois Fin Auth Rev Series 2019, U.S. SOFR Index + 1.2%, 4.231% tender 11/1/2034 (b)(e)	1,905,000	1,903,423
Illinois Fin Auth Wtr Fac Rev 3.875% tender 5/1/2040 (b)	1,500,000	1,495,668
Illinois Fin. Auth. Lease Rev. Participating VRDN Series 2024 MIZ9167, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	5,100,000	5,100,000
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2025	260,000	261,365
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2025	2,000,000	2,025,431
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	3,000,000	3,122,697
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	4,770,000	4,785,259
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	505,000	513,287
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2015, 2.86% tender 5/15/2050 (Liquidity Facility Fannie Mae), , LOC Federal Home Loan Bank of San Francisco (b)	2,425,000	2,427,138
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	1,600,000	1,602,494
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	2,050,000	2,083,825
Illinois St Gen. Oblig. 5% 2/1/2026	1,235,000	1,258,393
Illinois St Gen. Oblig. 5% 3/1/2025	6,080,000	6,080,392
Illinois St Gen. Oblig. 5% 3/1/2026	3,185,000	3,250,838
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	300,000	305,163
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2025	710,000	721,004
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,000,000	1,047,868
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	4,910,000	4,929,818
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	920,000	932,678
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,755,000	1,813,776
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2026	1,340,000	1,382,804
Illinois St Gen. Oblig. Series 2018 B, 5% 5/1/2025	2,500,000	2,508,325
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2026	880,000	911,536
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2025	1,700,000	1,700,096
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	1,810,000	1,816,027
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,500,000	1,535,885
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	1,005,000	1,079,471
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	3,885,000	3,911,803
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	5,000,000	5,135,805
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	1,500,000	1,535,885
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	2,920,000	3,044,319
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	625,000	661,973
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,074,100
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2025	5,000,000	5,060,340
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	1,030,000	1,097,515
Illinois St Sales Tax Rev 5% 6/15/2025	50,000	50,258
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2027	500,000	519,892
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2030	550,000	600,637
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2027	395,000	395,496
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (h)	80,000	77,705
Metropolitan Pier & Expo Auth Hosp Facs Rev 7% 7/1/2026 (Escrowed to Maturity)	1,110,000	1,147,220
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	575,000	489,485
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured) (h)	1,000,000	866,149
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	1,000,000	1,047,267
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	1,675,000	1,753,484
Northern IL Univ Revs Series 2020 B, 5% 4/1/2026 (Build America Mutual Assurance Co Insured)	650,000	661,308
Oswego Ill Indl Dev Rev (Griffith Laboratories Worldwide Inc Proj.) Series 1995, 2.05% 7/1/2025, LOC Wells Fargo Bank NA VRDN (b)(c)	2,820,000	2,820,000
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	940,000	966,433
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	2,385,000	2,452,068
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	4,545,000	4,672,808
Springfield IL Elec Rev Series 2015, 5% 3/1/2028	1,000,000	1,000,000
Springfield IL Elec Rev Series 2015, 5% 3/1/2029	4,500,000	4,500,000
TOTAL ILLINOIS		191,954,185
Indiana - 1.9%
East Allen Cnty Schs Ind Series 2024, 5% 7/15/2025	1,445,000	1,456,097
Fort Wayne IN Redev Auth Lease Rent Rev Series 2022, 4% 8/1/2026	895,000	908,809
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2027	230,000	238,478
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2028	340,000	357,759
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2029	380,000	405,325
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2030	500,000	539,745
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	3,810,000	3,790,347
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	3,680,000	3,599,800
Indiana Fin Auth University Hlth Rev Participating VRDN Series E 161, 1.89% 10/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	5,500,000	5,500,000
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2027	4,000,000	4,157,042
Indiana St Dev Fin Au Sol Wst (Waste Management Inc Del Proj.) 4.6% tender 10/1/2031 (b)(c)	5,000,000	5,059,607
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.85% tender 5/1/2028 (b)(c)	3,200,000	3,200,000
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 4.2% tender 5/1/2028 (b)(c)	1,650,000	1,650,000
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	600,000	605,698
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	205,000	210,837
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	745,000	730,327
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	1,000,000	1,016,784
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	385,000	391,462
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	760,000	781,945
Marion Ind High Sch Bldg Corp Series 2021 A, 4% 7/15/2025	255,000	255,905
Posey Cnty Ind Redev Auth Lease Rent Rev 5% 7/15/2025	3,000,000	3,017,088
Purdue University Series GG, 5% 7/1/2025	1,650,000	1,661,959
Vinton Tecumseh Sch Bldg Corp IN Series 2021, 3% 7/15/2025	515,000	514,879
Westfield Redevelopment Authority Series 2023, 5% 7/1/2025	345,000	347,164
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2029 (Build America Mutual Assurance Co Insured)	450,000	482,856
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	523,334
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,175,000	1,250,891
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	600,000	648,807
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	24,500,000	24,880,583
TOTAL INDIANA		68,183,528
Iowa - 0.7%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.03% 9/1/2036 VRDN (b)	2,500,000	2,500,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.18% 7/1/2038 VRDN (b)(c)	650,000	650,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) Series 2016 B, 2.18% 12/1/2046 VRDN (b)(c)	4,600,000	4,600,000
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	7,000,000	7,012,370
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2025 (c)	985,000	998,616
Mahaska Cnty Iowa Gen. Oblig. Series 2024A, 5% 12/1/2025	1,625,000	1,637,277
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,000,000	7,150,128
TOTAL IOWA		24,548,391
Kansas - 0.7%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.18% 9/1/2035 VRDN (b)	5,000,000	5,000,000
Manhattan KS 5% 6/15/2028	6,000,000	6,133,334
Park City Kans Gen. Oblig. Series 2024 1, 3.625% 10/1/2027	5,000,000	5,005,515
Valley Center Kans Gen. Oblig. 4.375% 12/1/2025	2,890,000	2,891,284
Wichita KS Gen. Oblig. BAN Series 318, 4% 10/15/2025	5,000,000	5,037,608
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2025	15,000	15,147
TOTAL KANSAS		24,082,888
Kentucky - 2.7%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2026	550,000	556,428
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	500,000	479,814
Kentucky Bd Dev Corp Edl Facs Rev 4% 3/1/2025	340,000	340,006
Kentucky Econ Dev Fin Auth (Commonspirit Health Proj.) 2.6% 5/1/2034 VRDN (b)	12,525,000	12,525,000
Kentucky Economic Dev Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010B, 3.7% tender 5/1/2028 (b)	4,000,000	4,000,000
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	10,505,000	10,534,165
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	5,000,000	5,048,250
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	325,000	327,040
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2025 (Goldman Sachs Group Inc/The Guaranteed)	400,000	402,020
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	500,000	510,081
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	575,000	593,377
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2026	300,000	303,599
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2027	365,000	375,090
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 8/1/2025	500,000	502,685
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 8/1/2026	250,000	255,087
Kentucky Interlocal Sch Transn Assn Equip Lease Rev Ctfs Partn Series 2023, 4% 3/1/2026	1,105,000	1,116,419
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 4% 8/1/2025	200,000	201,068
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 8/1/2025	300,000	302,819
Kentucky State University Series 2021, 5% 11/1/2025	280,000	283,664
Knott Cnty KY Indl Bldg Rev 4% tender 3/28/2044 (b)(c)(g)	8,500,000	8,502,428
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,015,000	2,071,663
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2026	700,000	720,595
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2027	1,700,000	1,785,458
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 2.1% 7/1/2060 VRDN (b)(c)	6,820,000	6,820,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.1% 7/1/2060 VRDN (b)(c)	7,000,000	7,000,000
Mercer Cnty KY Pollution Ctl Rev 3.5% tender 5/6/2025 CP mode	7,400,000	7,400,642
Rural Wtr Fing Agy KY Pub Projs Rev Series 2023A, 3.9% 11/1/2025	2,500,000	2,500,193
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024A, 3.7% 5/1/2027	5,000,000	5,015,620
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024B, 3.05% 5/1/2027	5,000,000	4,967,727
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,980,000	9,111,284
TOTAL KENTUCKY		94,552,222
Louisiana - 1.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	165,000	179,344
Louisiana Pub Facs Rev Series 2020 B, 5% tender 5/15/2050 (b)	7,925,000	7,948,108
Louisiana St Gas & Fuel Tax Rv Series 2022 A, U.S. SOFR Index + 0.5%, 3.531% tender 5/1/2043 (b)(e)	3,895,000	3,886,484
New Orleans LA Aviation Board 5% 1/1/2026 (c)	215,000	218,733
New Orleans LA Aviation Board 5% 1/1/2026 (c)	1,280,000	1,302,223
New Orleans LA Aviation Board 5% 1/1/2027 (c)	1,430,000	1,474,886
New Orleans LA Aviation Board 5% 1/1/2028 (c)	2,690,000	2,803,415
St James Parish LA Rev (Nucor Corp Proj.) 2.03% 11/1/2040 VRDN (b)	8,200,000	8,200,000
St James Parish LA Rev (Nucor Corp Proj.) 2.2% 11/1/2040 VRDN (b)	1,850,000	1,850,000
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	3,045,000	3,076,329
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) Series 2017B 2, 2.375% tender 6/1/2037 (b)	2,500,000	2,471,769
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (b)	2,000,000	2,004,384
TOTAL LOUISIANA		35,415,675
Maine - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2025	500,000	502,850
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2026	975,000	998,463
Maine Hsg Auth Mtg Participating VRDN 1.89% 11/15/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,000,000	1,000,000
Maine St Tpk Auth Tpk Rev Series 2015, 5% 7/1/2026	250,000	251,801
TOTAL MAINE		2,753,114
Maryland - 1.7%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 2.21% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,600,000	1,600,000
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 A, 5% 7/1/2029	755,000	781,963
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	2,000,000	2,077,034
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2029	1,000,000	1,037,886
Frederick Cnty MD Spl Oblig Series 2020 A, 5% 7/1/2027	980,000	1,018,937
Integrace Obligated Group Participating VRDN Series 2022 024, 2.21% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,700,000	3,700,000
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	2,805,000	2,818,054
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	110,000	110,539
Maryland Community Development Administration Series 2023 B, 2.75% 6/1/2025	3,055,000	3,049,426
Maryland Community Development Administration Series 2023 B, 2.75% 8/1/2025	1,160,000	1,156,693
Maryland Community Development Administration Series 2023 C, 3.4% 8/1/2025	9,015,000	9,027,964
Maryland Community Development Administration Series 2023 C, 5.25% 11/1/2025	6,000,000	6,041,103
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2027	1,360,000	1,411,235
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2028 (Assured Guaranty Municipal Corp Insured) (c)	1,450,000	1,527,324
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.18% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,600,000	2,600,000
Maryland St Econ Dev Corp Rev Series 2024A 1, 5% 6/1/2025	200,000	200,547
Maryland St Econ Dev Corp Rev Series 2024A 1, 5% 6/1/2026	600,000	608,633
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2025	40,000	40,202
Maryland St Hlth & HI Ed Facs 2.83% 5/8/2025 CP	3,900,000	3,899,961
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	550,000	533,274
Maryland Trans Auth Psngr Fac Chrg Rev Series 2012B, 2.5% 6/1/2026 (c)	670,000	662,654
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	1,000,000	1,033,387
Montgomery Cnty MD Hsg Oppntys Commn Single Family Mtg Rev Series 2018 B, 1.89% 7/1/2039 VRDN (b)(c)	3,200,000	3,200,000
Montgomery Cnty MD Rev (Trinity Health Proj.) Series 2013 MD, 3.2% tender 12/1/2041 (b)	7,300,000	7,300,000
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	105,000	103,870
State of Maryland Built to Learn Revenue Participating VRDN 1.91% 6/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,000,000	3,000,000
State of Maryland Built to Learn Revenue Series 2021, 5% 6/1/2027	500,000	524,403
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2026	850,000	873,843
TOTAL MARYLAND		59,938,932
Massachusetts - 1.9%
City of Quincy MA Gen. Oblig. BAN Series 2024, 5% 7/25/2025	3,500,000	3,529,517
Massachusetts Bay Transp 2.9% 3/17/2025 CP	10,000,000	10,000,195
Massachusetts Development Finance Agency (Williams College, Ma Proj.) 0.45% tender 7/1/2041 (b)	3,505,000	3,464,387
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2026 (c)	7,000,000	7,014,298
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	690,000	694,399
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (c)	1,000,000	1,022,156
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2025 (c)	1,575,000	1,584,990
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	2,390,000	2,442,952
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (c)	585,000	588,711
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	365,000	373,086
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,852,307
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	1,000,000	1,006,999
Massachusetts Hsg Fin Agy Series 2024 A 3, 3.6% 12/1/2026	14,985,000	15,062,417
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2027 (c)	285,000	296,012
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	20,000	20,117
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	20,000	20,494
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2026	560,000	567,956
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2027	505,000	521,003
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 1.5% tender 7/1/2042 (Assured Guaranty Municipal Corp Insured) (b)	8,815,000	8,815,000
Massachusetts St Hlth & Ed Fac (Williams College Proj.) Series I, 0.7% tender 7/1/2033 (b)	296,000	292,561
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2025 (c)	25,000	25,131
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	2,400,000	2,424,831
Spencer East Brookfield MA BAN 3.75% 12/18/2025	5,000,000	5,023,354
Whitman Hanson Mass Regl Sch D BAN 5.875% 5/15/2025	2,500,000	2,510,601
TOTAL MASSACHUSETTS		69,153,474
Michigan - 1.1%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	1,240,000	1,243,016
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,130,000	1,151,968
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,190,000	1,234,719
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	650,000	684,575
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	290,000	309,649
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	305,000	329,939
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	320,000	349,554
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	335,000	368,920
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2025	480,000	482,894
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2025	15,000	15,052
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	15,000	15,317
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.11% tender 1/15/2047 (b)(e)	965,000	965,000
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	1,000,000	975,552
Ludington Mich Area Sch Dist Series 2022 II, 5% 11/1/2025	1,230,000	1,249,096
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 0.75% 10/15/2025	250,000	246,664
Michigan Fin Auth Rev RAN (Michigan Fin Auth Ltd Oblig Rev Proj.) Series 2024 A 2, 5% 8/20/2025	4,500,000	4,541,337
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	630,000	628,390
Michigan St Bldg Auth Rev Series 2023 I, 1.96% 4/15/2058 (b)	10,000,000	10,000,001
Michigan St Hsg Dev Auth Mfrev Series 2024, 3.8% tender 7/1/2041 (b)	2,000,000	2,010,774
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	3,465,000	3,457,115
Portage MI Pub Schs 5% 11/1/2028	20,000	20,505
Portage MI Pub Schs 5% 5/1/2025	25,000	25,086
University MI Univ Revs 1.7% 4/1/2036 VRDN (b)	2,000,000	2,000,000
Wayne Cnty Mich Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Municipal Corp Insured) (c)	3,000,000	3,172,025
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2025 (c)	2,735,000	2,774,519
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	465,000	470,646
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2027 (Build America Mutual Assurance Co Insured)	500,000	529,057
TOTAL MICHIGAN		39,251,370
Minnesota - 1.3%
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2025 (North Memorial Med Center, MN Guaranteed)	800,000	801,433
Minneapolis Met Airport Commis Series 2019 C, 5% 1/1/2026	380,000	386,440
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	470,000	477,889
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	1,580,000	1,625,056
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2027 (c)	4,755,000	4,890,596
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	6,470,000	6,866,629
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	1,000,000	1,038,588
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2025	1,155,000	1,165,237
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2026	1,300,000	1,337,905
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	100,000	102,916
Minnesota Housing Finance Agency (Mn Residential Hsg 1995 Adopted August 24, 1995 Sf&Mf Wl Open Proj.) Series 2017 C, 1.88% 1/1/2038 (Liquidity Facility Federal Home Loan Bank of Des Moines) VRDN (b)(c)	2,600,000	2,600,000
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	110,000	117,851
Minnesota Housing Finance Agency Series 2023E, 3.875% 8/1/2025	700,000	700,267
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,725,000	1,749,609
Minnesota Rural Wtr Fin Auth 3.3% 8/1/2026	2,000,000	2,002,568
Minnesota Rural Wtr Fin Auth Series 2023, 4.375% 4/1/2025	2,000,000	2,001,728
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	20,000	20,000
Pelican Rapids Minn Gen. Oblig. Series 2024A, 4% 12/15/2025	2,515,000	2,523,216
Saint Paul Hsg. & Redev. Auth. Rev. Participating VRDN Series 2023 MIZ9145, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	4,220,000	4,220,000
St Paul MN Hsg & Redev Auth Hosp Series 2015A, 5% 11/15/2027 (Pre-refunded to 11/15/2025 at 100)	400,000	405,835
University MN 2.8% 4/2/2025 CP	2,000,000	1,999,902
University MN 2.83% 3/11/2025 CP	3,000,000	3,000,086
University MN 2.85% 5/21/2025 CP	5,000,000	5,000,536
TOTAL MINNESOTA		45,034,287
Mississippi - 0.2%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2.1% 5/1/2028 VRDN (b)(c)	2,200,000	2,200,000
Mississippi Bus Fin Corp Sld Wst Disp Rev (Waste Management Inc Del Proj.) 4.25% tender 3/1/2027 (b)(c)	5,000,000	5,035,250
TOTAL MISSISSIPPI		7,235,250
Missouri - 0.8%
Barry Cnty MO Ctfs Partn 5% 10/1/2025	215,000	216,850
Barry Cnty MO Ctfs Partn 5% 10/1/2026	550,000	562,207
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2025	15,000	15,000
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	20,000	20,397
Central Southwest MO Cmnty College Dist Ctfs Partn Series 2021, 5% 3/1/2025	225,000	225,012
Jackson Cnty MO Spl Oblig Series 2032 A, 5% 12/1/2028	1,000,000	1,073,621
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 2.15% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,650,000	3,650,000
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,260,000	1,300,600
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 C, 5% tender 5/1/2052 (b)	10,000,000	10,569,059
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2025	1,435,000	1,441,553
Missouri Hlth & Edl Facs Rev Series 2021 A, 4% 7/1/2025	500,000	501,679
Missouri Hlth & Edl Facs Rev Series 2021 B, 4% tender 5/1/2051 (b)	6,735,000	6,817,916
Missouri St Health & Edl Facs Series 2025A, 5% 2/1/2027	970,000	999,224
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	50,000	50,351
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	90,000	89,111
St Louis County Ind. Dev. Auth. Multi Fam Hsg Rev Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,700,000	1,700,000
St Louis MO Arpt Rev Series 2019 B, 5% 7/1/2025 (c)	420,000	422,712
TOTAL MISSOURI		29,655,292
Montana - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	240,000	239,491
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,190
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	225,000	221,477
TOTAL MONTANA		481,158
Nebraska - 0.8%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	8,500,000	8,518,038
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	1,000,000	992,753
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	1,415,000	1,485,752
Douglas Cnty NE Hosp Auth No 3 Rev Series 2015, 5% 11/1/2028	1,250,000	1,264,627
Gretna Neb Ctfs Partn 5% 12/15/2025	4,000,000	4,005,669
Gretna Neb Ctfs Partn Gen. Oblig. 4% 12/15/2025	2,620,000	2,621,707
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (b)	2,260,000	2,262,964
Municipal Energy Agy Neb Pwr Swr Rev Series 2022 A, 5% 4/1/2025	2,835,000	2,839,275
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	60,000	60,028
Omaha NE Arpt Auth Arpt Rev Participating VRDN 2.06% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,030,000	3,030,000
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,045,882
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.1% 11/1/2026 VRDN (b)(c)	700,000	700,000
TOTAL NEBRASKA		28,826,695
Nevada - 0.3%
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2025	315,000	316,880
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	2,655,000	2,670,849
Clark County NV Mccarran Airprt Rev Series 2017 B, 5% 7/1/2025 (c)	665,000	669,206
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2025	100,000	100,705
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	275,000	289,417
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	2,065,000	2,065,948
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	335,000	339,501
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 4.125% tender 12/1/2026 (b)(c)(g)	3,000,000	3,002,791
Nevada St Gen. Oblig. Series 2013F 1, 5% 3/1/2025	10,000	10,000
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2027 (c)	200,000	207,046
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2028 (c)	225,000	235,585
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2029 (c)	580,000	614,055
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	270,000	272,593
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	370,000	373,662
TOTAL NEVADA		11,168,238
New Hampshire - 0.8%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2025	1,140,000	1,149,082
Natl Fin Auth N H Specialt Bonds Series 2024 MS0023, 2.16% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(i)	4,400,000	4,400,000
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	2,750,000	2,766,196
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	8,030,000	8,077,293
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,740,000	3,762,027
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	1,010,000	1,017,193
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	215,000	216,414
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	670,000	676,044
New Hampshire St Hsg Fin Auth Single Family Mtg Rev 3.58% tender 7/1/2056 (b)	7,000,000	7,012,765
TOTAL NEW HAMPSHIRE		29,077,014
New Jersey - 3.1%
Essex Cnty NJ Impt Auth Lease Gen. Oblig. BAN Series 2024, 5% 6/18/2025	7,000,000	7,043,880
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	420,000	425,806
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (c)	2,225,000	2,255,758
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	1,245,000	1,294,679
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2025 (c)	700,000	709,676
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,462,649
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2025 (c)	1,800,000	1,824,882
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (c)	2,000,000	2,052,841
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	1,000,000	1,051,358
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	2,700,000	2,807,740
Jersey City Municipal Utilities Authority BAN Series 2024 B, 5% 5/1/2025	2,500,000	2,507,178
Jersey City NJ Muni Util Auth Wtr Rev BAN Series 2024E, 4.75% 5/1/2025	2,000,000	2,005,344
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	4,700,000	4,712,610
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	2,200,000	2,205,667
Monmouth Cnty NJ Impt Auth Rev BAN Series 2024, 4% 3/14/2025	2,000,000	2,000,601
Monmouth Cnty NJ Impt Auth Rev BAN Series 2025, 4% 3/13/2026 (f)	1,000,000	1,011,899
New Brunswick NJ Pkg Auth Rev Series 2020 B, 5% 9/1/2025	850,000	859,142
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2004 A, 5.25% 7/1/2025	1,285,000	1,294,654
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 AAA, 5% 6/15/2026	3,375,000	3,466,687
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2025 (g)	3,000,000	3,034,443
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,510,000	1,564,651
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2025	350,000	354,825
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	1,000,000	1,014,211
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2026	1,100,000	1,134,524
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2025	385,000	387,212
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2026	555,000	570,077
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	2,680,000	2,680,155
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	5,300,000	5,411,283
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,970,000	2,023,518
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	155,000	162,598
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr CO Inc Proj.) Series 2020 E, 0.85% 12/1/2025 (c)	1,600,000	1,554,262
New Jersey Educational Facilities Authority 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured) (Escrowed to Maturity)	1,860,000	1,873,672
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	150,000	150,926
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 5% 7/1/2025	600,000	604,072
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	200,000	210,450
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	400,000	420,901
New Jersey St Gen. Oblig. 2% 6/1/2025	840,000	836,930
New Jersey St Gen. Oblig. 4% 6/1/2031	1,895,000	2,024,321
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) 4% 4/1/2025 (c)	150,000	150,062
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	90,000	92,373
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	1,000,000	976,299
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	355,000	346,586
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	145,000	132,918
New Jersey Trans Trust Fund Auth 5% 12/15/2025	200,000	203,277
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	155,000	155,890
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2025	2,250,000	2,262,927
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2026	895,000	919,979
New Jersey Turnpike Authority 5% 1/1/2028	455,000	483,262
Newark NJ Bd of Ed Bd 5% 7/15/2025 (Build America Mutual Assurance Co Insured)	250,000	251,838
Newark NJ Bd of Ed Bd 5% 7/15/2026 (Build America Mutual Assurance Co Insured)	300,000	308,472
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	8,900,000	8,952,799
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	6,200,000	6,220,448
Newark NJ Gen. Oblig. Series 2020 A, 5% 10/1/2027	2,200,000	2,316,314
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	595,000	614,873
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	585,000	616,861
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	245,000	263,095
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	155,000	169,187
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	1,000,000	1,027,764
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024B, 3.375% 11/1/2027	2,250,000	2,247,401
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	5,818,500	5,837,073
Piscataway Twp NJ Gen. Oblig. 2% 2/1/2031	500,000	461,708
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2028	1,000,000	1,076,207
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	2,225,000	2,232,294
Tobacco Settlement Fin Corp NJ 5% 6/1/2026	3,800,000	3,867,734
TOTAL NEW JERSEY		109,193,723
New Jersey,New York - 0.8%
Port Auth NY & NJ 5% 9/15/2025 (c)	2,075,000	2,095,825
Port Auth NY & NJ 5% 9/15/2026 (c)	1,205,000	1,238,554
Port Auth NY & NJ Series 193, 5% 10/15/2025 (c)	1,000,000	1,011,613
Port Auth NY & NJ Series 193, 5% 10/15/2027 (c)	1,130,000	1,140,068
Port Auth NY & NJ Series 195, 5% 10/1/2025 (c)	1,065,000	1,076,579
Port Auth NY & NJ Series 195, 5% 10/1/2026 (c)	525,000	540,037
Port Auth NY & NJ Series 223, 5% 7/15/2025 (c)	885,000	891,001
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	8,525,000	8,645,023
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	4,640,000	4,786,913
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	5,000,000	5,241,207
TOTAL NEW JERSEY,NEW YORK		26,666,820
New Mexico - 0.4%
Farmington NM Pollution Ctl Series 2010 D, 3.9% tender 6/1/2040 (b)	3,000,000	3,049,145
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	115,000	115,627
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	295,000	318,040
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	225,000	226,572
New Mexico Mtg Fin Auth Mf Hsg Rev Series 2023, 5% tender 2/1/2042 (b)	5,000,000	5,007,046
New Mexico St Hosp Equip Ln Co Participating VRDN Series 2022 034, 2.21% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,935,000	1,935,000
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	3,000,000	3,007,939
TOTAL NEW MEXICO		13,659,369
New York - 5.1%
Battery Pk City Auth NY Rev Series 2019D 1, 1.55% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	800,000	800,000
Bellmore NY Un Free Sch Dist 2% 6/15/2029	530,000	489,607
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	6,800,000	6,826,622
City of New York NY Gen. Oblig. 1.75% tender 8/1/2026 (Assured Guaranty Municipal Corp Insured) (b)	1,500,000	1,500,000
City of New York NY Gen. Oblig. 3% tender 1/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	225,000	225,000
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2026	5,600,000	5,789,419
City of New York NY Gen. Oblig. Series C, 5% 8/1/2026	220,000	227,441
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	260,000	268,794
City of New York NY Gen. Oblig. Series FISCAL 2018 A, 5% 8/1/2026	565,000	584,111
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	2,700,000	2,906,561
City of New York NY Series FISCAL 2008 SUB A 3, 2.85% tender 8/1/2026 (Assured Guaranty Municipal Corp Insured) (b)	1,350,000	1,350,000
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	340,000	327,275
Ithaca City New York BAN 4.25% 2/13/2026	9,400,000	9,469,320
Liberty NY Dev Corp Rev Participating VRDN 2.21% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,200,000	2,200,000
Long Island Pwr Auth NY Elec 0.85% tender 9/1/2050 (b)	7,060,000	6,967,609
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	470,000	456,628
Lowville N Y Gen. Oblig. BAN 5.375% 8/21/2025	2,500,000	2,502,791
Massapequa NY Un Free Sch Dist 2% 10/1/2031	530,000	468,828
Metropolitan Transn Auth NY Rv Participating VRDN 2.18% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,400,000	2,400,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.18% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,595,000	1,595,000
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2027	1,000,000	1,003,741
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,070,000	1,106,392
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2027	1,185,000	1,251,918
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	660,000	701,879
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	780,000	810,996
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2017, 5% 12/1/2026	350,000	360,460
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 5% 12/1/2028	1,000,000	1,059,267
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	115,000	116,374
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	765,000	771,224
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	1,365,000	1,387,298
New York NY City Transitional Fin Auth Bldg Aid Rev Series S 1, 5% 7/15/2025 (Escrowed to Maturity)	370,000	373,265
New York NY City Transitional Fin Auth Rev 5% 11/1/2027	775,000	821,107
New York NY City Transitional Fin Auth Rev Series 2015C, 5% 11/1/2027	2,620,000	2,628,907
New York NY Cty Hsg Dev Corp Multifamily Rev (125 Court St Llc Proj.) 1.8% 12/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	3,500,000	3,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2024 ZF1756, 1.89% 6/15/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,475,000	2,475,000
New York NY Cty Muni Wtr Fin Auth Series 2022 DD, 1.6% 6/15/2033 (b)	2,000,000	2,000,000
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2026	200,000	204,760
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2027	500,000	520,998
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2025 (Escrowed to Maturity)	200,000	200,151
New York St Energy Rda Pcr 4% tender 10/1/2028 (Ambac Assurance Corp Insured) (b)	300,000	300,000
New York St Env Fac Corp Swdr (Waste Management Inc Del Proj.) Series 2012, 3.7% tender 5/1/2030 (b)(c)	350,000	349,984
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	130,000	129,265
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	375,000	366,891
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	135,000	128,675
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	980,000	932,834
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.21% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,000,000	3,000,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.31% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	23,500,000	23,500,001
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	670,000	670,988
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	120,000	120,631
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	7,285,000	7,292,681
New York St Mtg Agy Homeowner Mtg Rev 3.35% 4/1/2025 (c)	2,490,000	2,489,669
New York St Pwr Auth 2.8% 5/13/2025 CP	5,000,000	4,999,953
New York St Pwr Auth 2.88% 6/4/2025 CP	2,500,000	2,500,306
New York St Pwr Auth 2.92% 3/24/2025 CP	1,972,000	1,971,994
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 3/15/2026 at 100)	420,000	430,719
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2026 (c)	2,500,000	2,529,704
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (c)	2,500,000	2,564,140
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2029 (c)	3,900,000	4,039,062
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	3,050,000	3,086,050
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2027 (c)	1,025,000	1,065,595
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	5,870,000	6,030,995
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	1,915,000	1,990,845
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	425,000	420,822
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	1,020,000	1,010,678
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	6,000,000	6,019,869
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	1,000,000	1,005,473
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	1,820,000	1,779,561
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	375,000	383,919
NY Mta Dedicated Tax Fund Series 2016 A, 4% 11/15/2025	350,000	353,129
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	1,055,000	1,096,688
NY Mta Dedicated Tax Fund Series 2017 A, 3% 11/15/2030	425,000	420,805
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	1,285,000	1,260,448
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	450,000	426,102
NY Payroll Mobility Tax 5% tender 5/15/2050 (b)	5,000,000	5,121,559
NY Payroll Mobility Tax Series SUB 2021C 1B, 5% tender 5/15/2051 (b)	4,200,000	4,302,109
Olean NY Gen. Oblig. BAN 4% 3/6/2025	1,500,000	1,500,137
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	30,000	29,863
State of New York Mortgage Agency 3.65% 10/1/2025 (c)	535,000	536,461
State of New York Mortgage Agency 3.7% 4/1/2026 (c)	955,000	950,749
State of New York Mortgage Agency Series 262, 3.7% 10/1/2025 (c)	610,000	611,839
State of New York Mortgage Agency Series 262, 3.75% 4/1/2026 (c)	295,000	295,907
State of New York Mortgage Agency Series 262, 3.8% 10/1/2026 (c)	680,000	683,007
State of New York Mortgage Agency Series 262, 3.85% 4/1/2027 (c)	775,000	781,053
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2025	295,000	296,937
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2025	340,000	344,649
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	175,000	181,618
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	1,680,000	1,686,418
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2027	2,000,000	2,123,999
Triborough Brdg & Tunl NY Revs BAN Series 2024A, 5% 12/1/2025	7,000,000	7,117,167
Yonkers NY Gen. Oblig. Series 2021 A, 5% 2/15/2026 (Assured Guaranty Municipal Corp Insured)	400,000	408,980
Yonkers NY Series 2021 B, 5% 2/15/2026	320,000	327,335
TOTAL NEW YORK		180,617,006
North Carolina - 2.5%
Atrium Health Series 2018 B, 1.95% tender 1/15/2048 (b)	3,075,000	2,817,370
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,350,000	2,367,968
Atrium Health Series 2018 E, 0.8% tender 1/15/2048 (b)	1,500,000	1,472,137
Atrium Health Series 2018 G, 1.65% 1/15/2048 VRDN (b)	13,150,000	13,150,000
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	2,805,000	2,812,969
Atrium Health Series 2021 B, 3.25% tender 1/15/2050 (b)	3,000,000	2,998,391
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2026 (c)	455,000	465,949
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2028 (c)	400,000	422,038
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2029 (c)	1,150,000	1,229,434
Charlotte NC Arpt Rev Series B, 5% 7/1/2025 (c)	100,000	100,646
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	17,300,000	17,300,945
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2% 11/1/2033 VRDN (b)(c)	9,100,000	9,100,000
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2055 (Pre-refunded to 10/1/2025 at 100)	9,750,000	9,875,726
North Carolina Cap Facs Fin Agy Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010 A, 3.7% tender 7/1/2034 (b)	7,500,000	7,500,000
North Carolina Cap Facs Fin Agy Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2013, 3.8% tender 6/1/2038 (b)(c)	5,000,000	5,000,074
North Carolina Med Care Commn Health Care Facs Rev Participating VRDN 1.96% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,600,000	2,600,000
North Carolina Mun Pwr Agy 1 5% 1/1/2030 (Pre-refunded to 1/1/2026 at 100)	2,050,000	2,085,610
North Carolina St Ed Assistance Auth Rev Series 2020A, 5% 6/1/2026 (c)	1,000,000	1,020,136
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	170,000	158,501
North Carolina St Grant Antic Rev Series 2015, 5% 3/1/2026	1,850,000	1,853,165
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2025	335,000	335,020
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2027	2,460,000	2,544,163
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	130,000	134,850
Raleigh Durham NC Arpt Auth Arpt Rev Series 2017 A, 5% 5/1/2027 (c)	745,000	772,798
TOTAL NORTH CAROLINA		88,117,890
North Dakota - 0.5%
County of Mercer ND 2.9% 5/15/2025 (Liquidity Facility National Rural Utilities Cooperative Finance Corp) CP	10,015,000	10,014,924
County of Mercer ND 3.05% 5/13/2025 (Liquidity Facility National Rural Utilities Cooperative Finance Corp) CP	7,150,000	7,150,670
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	70,000	76,483
TOTAL NORTH DAKOTA		17,242,077
Ohio - 2.2%
Allen Cnty OH Hosp Facs Rev Series 2022B 1, 5% tender 10/1/2049 (b)	5,000,000	5,190,552
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,775,000	1,809,804
Bedford OH City Sch Dist BAN Series 2025, 4.5% 9/4/2025 (f)	2,500,000	2,519,270
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2025	1,500,000	1,508,576
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2027	1,040,000	1,066,814
Cleveland OH Arpt Sys Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	10,000	10,010
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2026 (c)	290,000	294,867
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2027 (c)	2,990,000	3,074,729
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	350,000	359,918
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	765,000	786,753
Cuyahoga Ohio Met Hsg Auth Multifamily Hsg Rev Series 2024, 3.45% tender 2/1/2028 (b)	4,440,000	4,463,783
Delaware OH Gen. Oblig. BAN 4.5% 7/1/2025	3,650,000	3,664,621
Forest Park OH Gen. Oblig. BAN 4.5% 5/21/2025	2,650,000	2,657,332
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 3.125% tender 12/1/2046 (b)	1,750,000	1,749,942
Hamilton Cnty OH Econ Dev Rev (Boys/Girls Clubs Of Greater Cincinnati, Inc. Proj.) Series 1999, 2.09% 12/1/2028, LOC PNC Bank NA VRDN (b)	375,000	375,000
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	700,000	712,067
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,765,000	2,937,523
Lorain Cnty OH Gen. Oblig. BAN Series 2024B, 4.375% 5/1/2025	3,000,000	3,005,495
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2025	310,000	312,384
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2026	535,000	549,517
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	2,000,000	2,010,352
Montgomery Ohio Gen. Oblig. BAN Series 2024, 4.5% 6/10/2025	2,000,000	2,007,349
Newark OH Gen. Oblig. BAN Series 2024, 4.5% 3/20/2025	1,500,000	1,500,665
Ohio Hsg Fin Agy Mf Hsg Rev Variable Rate TRAN Series 2022, 3.85% 7/1/2025	3,810,000	3,815,410
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	3,575,000	3,584,186
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,275,000	3,266,866
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	9,140,000	9,253,604
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	605,000	584,249
Ohio St Higher Edl Fac Commn (Cleveland Clinic Foundation Proj.) 2.85% tender 4/21/2025 CP mode	4,900,000	4,900,281
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 2.39% 1/15/2033 VRDN (b)	4,995,000	4,995,000
Ohio St Hosp Rev Series 2021B, 2.1% 1/15/2049 VRDN (b)	3,000,000	3,000,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2026	500,000	509,423
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,309
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	255,000	279,483
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	405,000	410,824
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	400,000	413,160
Trumbull Cnty OH BAN 4% 3/12/2026 (f)(g)	2,200,000	2,219,184
TOTAL OHIO		79,824,302
Oklahoma - 1.2%
Cleveland County Educational Facilities Authority (Moore Pub Sch Cleveland Cnty #2 Proj.) Series 2019, 5% 6/1/2025	3,500,000	3,515,847
Cleveland County Educational Facilities Authority (Moore Pub Sch Cleveland Cnty #2 Proj.) Series 2021, 4% 6/1/2025	295,000	295,626
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2027	2,650,000	2,761,851
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2029	2,000,000	2,131,605
Dewey Cnty Okla Edl Facs Authedl Facs Lease Rev Series 2016, 5% 9/1/2026	1,230,000	1,266,377
Jackson Cnty Facs Auth Sls Tax Series 2022, 3% 10/1/2025	730,000	728,381
Mcintosh County Educational Facilities Authority Series 2022, 2% 9/1/2025	650,000	644,546
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2015A, 5% 8/15/2027	1,590,000	1,600,864
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.5% 8/15/2031 VRDN (b)	6,465,000	6,465,000
OK Dev Fin Auth Health Sys Rev Series 2020 C, 2.3% 8/15/2031 (b)	7,115,000	7,115,000
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	5,990,000	6,006,322
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (b)	2,280,000	2,283,234
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	50,000	54,870
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	55,000	61,789
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,230,000	3,370,629
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2029	3,000,000	3,241,928
Steele Duncan Plaza, LLC Participating VRDN Series 2022 MIZ9103, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(i)	1,287,736	1,287,736
Tulsa Cnty OK Indl Auth Edl Facs Lease Rev Series 2020, 4% 9/1/2025	690,000	693,240
Washington Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2023, 5% 9/1/2027	455,000	471,207
TOTAL OKLAHOMA		43,996,052
Oregon - 0.4%
Oregon St Facs Auth Rev 5% 10/1/2029	1,000,000	1,017,649
Oregon St Gen. Oblig. Series 2024 D, 5% 6/1/2028	2,500,000	2,682,322
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (b)	2,000,000	2,023,904
Port Morrow Ore Full Faith & Cr Obligs Gen. Oblig. Series 2021D, 4% 12/1/2025	150,000	151,035
Port of Portland Arpt Rev 5% 7/1/2025 (c)	2,115,000	2,128,656
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,150,000	1,175,411
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2028 (c)	720,000	758,505
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2029 (c)	2,860,000	3,045,658
Salem Keizer School Dist 0% 6/15/2028 (h)	370,000	330,726
Salem OR Hosp Fac Auth Rev Series 2022, 5% 5/15/2026	135,000	136,248
TOTAL OREGON		13,450,114
Pennsylvania - 3.2%
Alleg Cnty PA Dev Auth 5% 10/15/2025	740,000	749,275
Alleg Cnty PA Dev Auth Series 2017 D 2 SUB E, SIFMA Municipal Swap Index x 0.7%, 2.56% tender 11/15/2047 (b)(e)	4,000,000	3,968,617
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured) (c)	680,000	700,489
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2025	1,755,000	1,763,644
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	4,975,000	5,109,969
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2027	200,000	206,796
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2028	210,000	220,074
Lycoming County Authority Series 2013 S2, 3.85% tender 11/1/2035 (b)	2,000,000	2,004,890
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 2.66% 9/1/2050 VRDN (b)	6,700,000	6,700,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2026	1,250,000	1,280,065
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2010 B, 3.6% tender 12/1/2030 (b)	1,000,000	1,000,248
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	10,050,000	10,050,383
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 4.15% tender 4/1/2034 (b)(c)	1,350,000	1,350,651
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 4.15% tender 4/1/2049 (b)(c)	1,400,000	1,400,675
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.7% tender 8/1/2045 (b)(c)	7,500,000	7,499,648
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,005,000	9,083,779
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	11,300,000	11,310,114
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2025	2,415,000	2,418,819
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	289,577
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2025	200,000	200,316
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (c)	180,000	180,170
Pennsylvania St 5% 9/1/2026	6,590,000	6,814,357
Pennsylvania St 5% 9/1/2027	1,000,000	1,056,425
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	640,000	638,281
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	950,000	951,515
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2028	1,215,000	1,296,383
Pennsylvania St Series 2019, 5% 7/15/2026	1,650,000	1,702,212
Pennsylvania St Tpk Com Regis Series 2023, 1.86% tender 7/15/2041 (b)	9,000,000	8,986,680
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2028	410,000	429,844
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2029	690,000	722,580
Philadelphia PA Airport Rev 5% 7/1/2025 (c)	440,000	442,638
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	3,360,000	3,444,833
Philadelphia PA Airport Rev Series 2015 A, 5% 6/15/2026 (c)	1,000,000	1,005,403
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2025 (c)	2,450,000	2,464,689
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,170,000	3,339,529
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 2.66% 9/1/2050 VRDN (b)	7,895,000	7,895,000
Philadelphia PA Gas Wks Rev Series 13TH, 5% 8/1/2025	420,000	423,429
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2028	275,000	294,104
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2029 (Assured Guaranty Municipal Corp Insured)	275,000	301,083
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2030 (Assured Guaranty Municipal Corp Insured)	200,000	222,241
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2031 (Assured Guaranty Municipal Corp Insured)	300,000	337,946
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2032 (Assured Guaranty Municipal Corp Insured)	385,000	438,757
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	350,000	403,215
Reading PA Sch Dist Series 2017, 5% 3/1/2025 (Assured Guaranty Municipal Corp Insured)	5,000	4,999
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Municipal Corp Insured)	5,000	5,111
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Municipal Corp Insured)	5,000	5,188
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Municipal Corp Insured)	5,000	5,207
Southcentral PA Gen Auth Rev Series 2021 TT2, 5% 5/1/2025	340,000	341,038
Southcentral PA Gen Auth Rev Series 2021 TT2, 5% 5/1/2026	320,000	327,467
TOTAL PENNSYLVANIA		111,788,353
Rhode Island - 0.4%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	4,700,000	4,731,788
Providence RI Pub Bldgs Auth Rev 5% 9/15/2027	1,000,000	1,048,276
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2028	350,000	372,741
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2029	350,000	378,453
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2030	335,000	367,405
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2031	350,000	388,081
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2032	465,000	520,700
Rhode Island Health & Edl Bldg Corp Rev (Brown Univ Proj.) 1.78% 5/1/2035 VRDN (b)	3,100,000	3,100,001
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2025	120,000	120,335
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	900,000	958,899
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	800,000	866,554
Rhode Island Health and Educational Building Corp (Providence RI Proj.) Series 2015A, 5% 5/15/2025 (Assured Guaranty Municipal Corp Insured)	130,000	130,510
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	45,000	45,217
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2027	35,000	36,466
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2028	250,000	265,128
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2029	300,000	320,974
Rhode Island St Student Ln 5% 12/1/2025 (c)	855,000	866,819
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	145,000	144,259
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	570,000	582,727
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	490,000	510,621
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	75,000	75,248
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	20,000	20,065
TOTAL RHODE ISLAND		15,851,267
South Carolina - 0.7%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2028	435,000	464,104
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2029	475,000	515,145
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2030	390,000	429,621
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	25,000	25,109
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	60,000	60,532
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	145,000	159,254
South Carolina Jobs Eda Hosp (Bon Secours Health Sys Proj.) Series 2020B, 5% tender 12/1/2048 (b)	200,000	202,067
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (c)	875,000	880,422
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (c)	12,275,000	12,360,971
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (c)	900,000	906,303
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2026 (c)	185,000	189,709
South Carolina St Svc Auth Rev 2.85% 6/4/2025, LOC Barclays Bank PLC CP	2,175,000	2,174,971
South Carolina St Svc Auth Rev 2.92% 5/6/2025, LOC Barclays Bank PLC CP	3,378,000	3,378,855
South Carolina St Svc Auth Rev 5% 12/1/2025	150,000	152,423
South Carolina St Svc Auth Rev 5% 12/1/2025	360,000	365,816
South Carolina St Svc Auth Rev 5% 12/1/2026	170,000	176,204
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2025	190,000	190,194
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2025	850,000	863,543
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2027	550,000	581,093
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2028	550,000	590,703
South Carolina St Svc Auth Rev Series A, 5% 12/1/2025	115,000	115,580
TOTAL SOUTH CAROLINA		24,782,619
South Dakota - 0.0%
South Dakota Board of Regents Series 2021, 3% 4/1/2025	500,000	499,825
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2017D, 4% 11/1/2047	290,000	290,645
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	100,000	109,156
TOTAL SOUTH DAKOTA		899,626
Tennessee - 1.6%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.2% 5/1/2039 VRDN (b)	5,200,000	5,200,000
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	4,090,000	4,100,161
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2023, 3.8% tender 12/1/2029 (b)	2,000,000	2,022,718
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2027	5,750,000	5,756,848
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2025	1,250,000	1,256,919
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2026	400,000	409,362
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	2,315,000	2,308,057
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3.7% tender 7/2/2035 (b)(c)	3,000,000	2,999,859
Memphis-Shelby Cnty TN Arpt Auth Series 2020 B, 5% 7/1/2025 (c)	2,200,000	2,214,567
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2025 (c)	2,750,000	2,768,209
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (c)	675,000	669,505
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev 2.85% 3/17/2025, LOC TD Bank NA CP	3,300,000	3,300,062
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev 3% 3/10/2025, LOC TD Bank NA CP	8,700,000	8,700,686
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	600,000	614,833
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2025 (c)	1,910,000	1,921,829
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (c)	1,695,000	1,736,903
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2028	1,440,000	1,476,677
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series 2024 MIZ9163, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,300,000	1,300,000
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (b)	3,000,000	3,117,647
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,500,000	3,513,619
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	190,000	186,626
Tennessee Hsg Dev Agy Residential Fin Prog Rev (Tn Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2024 3B, 3.5% tender 7/1/2055 (b)	1,500,000	1,500,166
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	90,000	89,826
TOTAL TENNESSEE		57,165,079
Texas - 12.2%
Alamo Tex Area Hsg Fin Corp Multifamily Hsg Rev Series 2024, 3.39% tender 7/10/2044 (b)	6,000,000	5,999,739
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	750,000	811,496
Andrews County Hospital District Gen. Oblig. Series 2021, 5% 3/15/2026	1,430,000	1,456,155
Arlington Higher Education Finance Corp Participating VRDN Series 2021 MS0002, 2.26% 6/15/2056 (b)(d)	12,570,000	12,570,000
Arlington Tex Hsg Fin Corp Multifamily Hsg Rev Series 2022, 3.5% tender 11/1/2043 (b)	5,000,000	5,002,684
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 2024B, 5% tender 9/1/2028 (b)	1,050,000	1,094,042
Austin Tex Airport Sys 5% 11/15/2026 (c)	715,000	716,455
Austin Tex Airport Sys Series 2019, 5% 11/15/2025 (c)	3,230,000	3,273,813
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2028	1,750,000	1,890,271
Bexar Cnty TX Gen. Oblig. Series 2014, 5% 6/15/2025	960,000	961,698
Board of Regents of the University of Texas System 3.1% 5/7/2025 (Liquidity Facility University of Texas Investment Management Company) CP	8,500,000	8,504,243
Board of Regents of the University of Texas System 3.18% 5/13/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3,000,000	3,001,969
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,835,000	6,825,935
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,295,000	1,327,537
Brazos County Tex Hsg Fin Corp M Participating VRDN Series 2023 XF3129, 2.18% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,300,000	1,300,000
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (b)	2,000,000	2,000,764
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	2,660,000	2,654,236
Central TX Regl Mobility Auth Rev 5% 1/1/2026	75,000	76,238
Central TX Regl Mobility Auth Rev 5% 1/1/2027	4,190,000	4,259,261
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2026	125,000	127,064
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,000,000	1,039,369
City of Houston TX Airport System Revenue 5% 7/1/2026 (c)	1,250,000	1,277,620
City of Houston TX Airport System Revenue Participating VRDN 1.96% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,300,000	6,300,000
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2025 (c)	1,900,000	1,912,268
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	2,065,000	2,144,790
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured) (c)	2,000,000	2,046,816
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured) (c)	4,000,000	4,207,466
City of Waco TX Gen. Oblig. 5% 2/1/2026	2,065,000	2,106,782
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	5,785,000	5,799,512
Clifton Higher Education Finance Corp 5% 8/15/2026	475,000	485,444
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2026	325,000	334,674
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2027	340,000	356,968
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 1.99% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,100,000	2,100,000
County of Wise TX Series 2021, 5% 8/15/2027	1,000,000	1,031,831
Dallas Fort Worth International Airport 5% 11/1/2025	5,000,000	5,074,178
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2026 (c)	1,800,000	1,857,809
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev 5% tender 8/1/2027 (b)	1,785,000	1,830,558
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (b)	400,000	405,381
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,080,000	1,090,100
Dallas Tex Spl Tax Rev Series 2023, 6% tender 8/15/2053 (b)(g)	8,500,000	8,513,212
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2026	3,250,000	3,319,600
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	7,800,000	7,967,039
Dallas TX Isd Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	2,500,000	2,548,571
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (h)	35,000	34,549
East Downtown Redevelopment Authority 5% 9/1/2026	300,000	304,483
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2026	840,000	867,505
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2027	600,000	633,000
Ep Machuca Lp Participating VRDN Series 2022 MIZ9104, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(i)	1,900,000	1,900,000
Forney TX Indpt Sch Dis 5% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,020,255
Fort Bend Cnty Tex Mun Util Dist No 182 Gen. Oblig. 5.25% 9/1/2026	1,005,000	1,038,251
Fort Bend County TX Gen. Oblig. Series B, 5% 3/1/2029	3,455,000	3,459,746
Fort Bend County TX Gen. Oblig. TAN Series 2024, 5% 3/1/2025	8,000,000	8,000,508
Fort Bend TX Indpt Sch Dist 0.875% tender 8/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	3,080,000	3,049,232
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,080,000	1,991,595
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	10,000,000	10,202,741
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2028 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,485,885
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	500,000	482,816
Hale Center Tex Ed Facs Corp Rev Series 2022, 5% 3/1/2025	475,000	475,013
Harris Cnty Houston Tex Sports Auth Rev 5% 11/15/2025	4,000,000	4,054,257
Harris Cnty TX 3.15% 3/11/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	1,500,000	1,500,149
Harris Cnty TX 3.15% 4/10/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	690,000	689,990
Harris Cnty TX 3.18% 3/4/2025 (Liquidity Facility Truist Bank) CP	2,140,000	2,140,111
Harris Cnty TX 3.2% 3/10/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3,000,000	3,000,307
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 A, 4% 7/1/2025	250,000	250,864
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (b)	3,180,000	3,158,426
Harris Cnty TX IAM Commercial Paper Series 3.21% 3/5/2025 CP	6,120,000	6,120,367
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	3,940,000	4,006,309
Houston TX Higher Ed 2.84% 5/21/2025 CP	2,410,000	2,410,259
Houston TX Higher Ed 2.88% 3/21/2025 CP	1,000,000	1,000,023
Houston TX Hotel Occ Tx & Spl Rev Series 2015, 5% 9/1/2027	1,215,000	1,216,939
Houston TX Hotel Occ Tx & Spl Rev Series 2021, 4% 9/1/2025	215,000	216,065
Houston TX Hotel Occ Tx & Spl Rev Series 2021, 4% 9/1/2026	275,000	279,312
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (b)	4,775,000	4,775,781
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,015,000	3,151,392
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (b)	8,765,000	8,776,966
Houston TX Util Sys Rev Series 2016 B, 5% 11/15/2025	1,750,000	1,777,728
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2027	1,000,000	1,059,147
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	4,000,000	4,063,378
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.1% 8/1/2038 VRDN (b)(c)	1,025,000	1,025,000
Katy TX Ind Sch Dist Series 2021 C, 4% tender 8/15/2050 (b)	6,000,000	6,083,456
Kilgore TX Indpt Sch Dist Series 2022, 2% tender 2/15/2052 (b)	4,000,000	3,977,952
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (b)	3,100,000	3,101,483
Leander Independent School District 0% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed) (h)	1,000,000	940,606
Love Field TX Arpt Mod Rev 5% 11/1/2025 (c)	5,125,000	5,188,530
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	405,000	416,214
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	415,000	431,549
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2025 (c)	1,000,000	1,012,396
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (c)	730,000	739,049
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	510,000	512,158
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	1,250,000	1,283,227
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2026	3,160,000	3,243,997
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2026	700,000	718,607
McKinney TX Gen. Oblig. Series 2023A, 5% 8/15/2027	180,000	190,076
McKinney TX Gen. Oblig. Series 2023A, 5% 8/15/2028	350,000	376,511
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.7% tender 1/1/2026 (b)(c)	8,215,000	8,214,614
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 3.75% tender 5/1/2046 (b)(c)	8,000,000	8,000,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 3.75% tender 7/1/2040 (b)(c)	2,300,000	2,300,000
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,518,789
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	55,000	55,992
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	920,000	920,333
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	4,070,000	4,118,709
North TX Twy Auth Rev 5% 1/1/2026	695,000	707,907
North TX Twy Auth Rev 5% 1/1/2026	65,000	65,108
North TX Twy Auth Rev Series 2023 A, 5% 1/1/2027	275,000	286,352
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	820,000	813,509
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,220,000	5,204,701
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	8,835,000	8,900,078
Plainview Tex Indpt Sch Dist Series 2020B, 4% tender 2/15/2050 (b)	2,000,000	2,017,049
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2% 4/1/2040 VRDN (b)	1,900,000	1,900,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.13% 11/1/2040 VRDN (b)	15,100,000	15,100,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.18% 12/1/2027 VRDN (b)(c)	27,215,000	27,215,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.65% 11/1/2040 VRDN (b)	5,000,000	5,000,000
Port of Houston Auth Series 2023, 5% 10/1/2026	955,000	988,876
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,928,819
Round Rock TX Indpt Sch Dist Series 2025A, 5% tender 8/1/2044 (b)	3,000,000	3,290,614
SA Energy Acquisition Pub Fac Corp TX Gas Supply Rev 5.5% 8/1/2025 (Goldman Sachs Group Inc/The Guaranteed)	1,075,000	1,083,242
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (c)	400,000	402,582
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	500,000	512,624
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	1,555,000	1,475,469
San Antonio TX Elec & Gas Rev 5% 2/1/2026	545,000	555,928
San Antonio TX Elec & Gas Rev Series 2023, 3.65% tender 2/1/2053 (b)	4,000,000	4,018,269
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 2.73% tender 2/1/2048 (b)(e)	4,065,000	4,064,386
San Antonio TX Wtr Rev 2.86% 5/16/2025 CP	10,000,000	10,001,007
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	4,250,000	4,079,644
Sinton Tex Indpt Sch Dist Series 2022, 4% tender 8/15/2051 (b)	4,000,000	4,009,458
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (b)	3,695,000	3,734,964
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	10,725,000	10,933,543
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	35,000	35,767
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	2,835,000	2,834,891
Texas A&M Univ Perm Univ Fund 2.87% 6/3/2025 CP	3,500,000	3,501,256
Texas A&M Univ Revs Series 2021 A, 5% 5/15/2026	725,000	745,692
Texas Affordable Hsg Corp Multi-family Hsg Rev. Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(i)	11,100,000	11,100,000
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	640,000	704,074
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	1,070,000	1,107,374
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2026	1,000,000	1,014,088
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2027	500,000	515,265
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,120,000	1,127,741
Texas State Gen. Oblig. 4% 8/1/2025 (c)	3,005,000	3,016,500
Texas State Gen. Oblig. Series 2015, 5% 8/1/2026 (c)	7,875,000	7,944,753
Texas State Gen. Oblig. Series 2019, 5% 8/1/2025 (c)	2,805,000	2,827,092
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	3,750,000	3,617,830
University Houston TX Univ Rev 3.2% 5/3/2025 CP	1,340,000	1,340,053
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2025	400,000	400,011
TOTAL TEXAS		431,687,701
Utah - 0.4%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2% 4/1/2028 VRDN (b)	260,000	260,000
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2025 (c)	3,500,000	3,522,253
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,000,000	2,050,758
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (c)	700,000	704,450
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	2,390,000	2,450,656
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2028 (c)	1,000,000	1,053,557
UT Hsg Corp Multifamily Rev Series 2024 B, 3.4% tender 2/1/2028 (b)	1,500,000	1,502,579
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	2,430,000	2,477,076
TOTAL UTAH		14,021,329
Vermont - 0.2%
Vermont Hsg Fin Agy Series 2024 E 2, 3.5% 11/1/2026	5,110,000	5,112,296
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	665,000	682,966
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2025 (c)	1,300,000	1,306,013
TOTAL VERMONT		7,101,275
Virginia - 1.8%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	4,000,000	4,001,882
Arlington Cnty VA Indl Dev Auth Multifamily Rev Series 2023 A, 5% 1/1/2026	3,975,000	4,044,488
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	4,040,000	4,110,357
Chesterfld Gen. Oblig. Series 2015B, 3% 1/1/2026	5,000,000	5,000,237
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	170,000	176,847
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,015,000	1,027,880
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	4,000,000	3,921,127
Natl Sr Campuses Participating VRDN Series 2022 028, 2.21% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,600,000	3,600,000
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020B, 1.85% 7/1/2037 VRDN (b)	5,175,000	5,175,000
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2025	20,000	20,095
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	35,000	35,778
VA Port Auth Comwlth Port Rev Series 2015, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100) (c)	4,230,000	4,254,820
VA Port Auth Comwlth Port Rev Series 2015, 5% 7/1/2029 (Pre-refunded to 7/1/2025 at 100) (c)	500,000	502,934
VA Port Auth Comwlth Port Rev Series 2015, 5% 7/1/2038 (Pre-refunded to 7/1/2025 at 100) (c)	500,000	502,934
Virginia Housing Development Authority 3.625% tender 7/1/2055 (b)	7,000,000	7,001,830
Virginia Port Auth Port Fac Rev Series 2015A, 5% 7/1/2031 (Pre-refunded to 7/1/2025 at 100) (c)	300,000	301,711
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	6,300,000	6,305,100
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) 5% 8/1/2026 (c)	2,410,000	2,476,928
Virginia St Pub Bldg Auth Pub 5% 8/1/2025 (c)	4,500,000	4,537,293
Virginia St Pub Bldg Auth Pub 5% 8/1/2025 (c)	3,375,000	3,402,970
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev Series 2010A, 3.8% tender 11/1/2040 (b)	2,000,000	2,027,972
TOTAL VIRGINIA		62,428,183
Washington - 1.7%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (b)	5,165,000	5,189,882
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	4,925,000	4,805,866
King Cnty WA Swr Rev Series 2024, 1.55% 1/1/2042 (Liquidity Facility Bank of America NA) VRDN (b)	9,000,000	9,000,000
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	65,000	67,204
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	120,000	121,848
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 3% 12/1/2025	825,000	824,529
King Cnty Wash Hsg Auth Hsg Rev Series 2020 A, 3% 6/1/2025	275,000	274,854
King Cnty Wash Hsg Auth Rev (Overlake Tod Housing Lp Proj.) 1.84% 1/1/2043, LOC Bank of America NA VRDN (b)(c)	3,580,000	3,580,000
Port Seattle WA Rev Series 2018A, 5% 5/1/2026 (c)	455,000	464,046
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,140,000	2,214,766
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (c)	280,000	280,426
Port Seattle WA Rev Series 2019, 5% 4/1/2026 (c)	500,000	509,232
Port Seattle WA Rev Series 2019, 5% 4/1/2027 (c)	500,000	516,844
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (c)	390,000	393,271
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	200,000	207,743
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (c)	645,000	687,535
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (c)	1,335,000	1,346,198
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	835,000	855,211
Port Seattle WA Rev Series C, 5% 4/1/2025 (c)	2,000,000	2,001,717
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,740,000	1,677,674
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	650,000	666,931
Skagit Cnty Wash Pub Hosp Dist No 1 Rev 4% 12/1/2026	1,300,000	1,309,283
Snohomish Cnty WA Sch Dist 15 Edmonds Series 2024, 5% 12/1/2025	5,100,000	5,187,196
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	35,000	35,667
University Wash Univ Revs Series 2020C, 5% 4/1/2026 (Escrowed to Maturity)	260,000	266,474
Washington St Health Care Facs Auth Rev (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	8,870,000	8,884,490
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series B, 5% 8/15/2027	1,500,000	1,511,659
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	205,000	206,117
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	115,000	116,795
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2027	50,000	51,845
Washington St Health Care Facs Auth Rev 5% 7/1/2027	1,250,000	1,256,321
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2027	500,000	521,289
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2028	610,000	647,061
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2025 (WA Single Family Prog 11/1/10 Guaranteed)	945,000	950,031
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	805,000	822,431
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2024, 3.83% tender 9/1/2025 (b)	1,300,000	1,300,017
TOTAL WASHINGTON		58,752,453
West Virginia - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	2,000,000	1,993,267
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2009 B, 3.75% tender 12/1/2042 (b)	1,275,000	1,276,293
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2010A, 0.625% tender 12/1/2038 (b)	2,000,000	1,952,275
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.47% 6/1/2033 VRDN (b)	3,380,000	3,380,001
TOTAL WEST VIRGINIA		8,601,836
Wisconsin - 1.6%
City of Racine WI Gen. Oblig. 6% 6/1/2025	1,000,000	1,007,034
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,610,000	1,551,920
Milwaukee WI Gen. Oblig. Series 2022 N3, 5% 4/1/2025 (Assured Guaranty Municipal Corp Insured)	3,220,000	3,225,495
Milwaukee WI Gen. Oblig. Series 2023 N3, 5% 4/1/2028 (Assured Guaranty Municipal Corp Insured)	1,690,000	1,796,257
Oak Creek Wis Series 2024 A, 4% 4/1/2026	1,805,000	1,804,996
PMA Levy & Aid Anticipation Notes Program 5% 9/24/2025	2,500,000	2,528,352
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2025	375,000	376,342
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2026	515,000	524,332
Public Fin Auth Wis Pollutionctl Rev (Duke Energy Progress Llc Proj.) Series 2022A 1, 3.3% tender 10/1/2046 (b)	3,300,000	3,306,634
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 3.7% tender 10/1/2025 (b)(c)	835,000	834,960
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 3.7% tender 9/1/2027 (b)(c)	7,500,000	7,499,648
Racine WI Uni Sch Dist 2% 4/1/2025	600,000	599,232
Sharon Wis Util Sys Rev Series 2024A, 5% 12/1/2026	2,150,000	2,185,305
Town of Clayton WI Series 2021 B, 2% 6/1/2026	2,000,000	1,953,131
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2026	500,000	512,121
Wisconsin Health & Edl Facs Auth Health Facs Rev (Unitypoint Health Proj.) Series 2014A, 5% 12/1/2026	2,175,000	2,176,600
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2028	285,000	305,868
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2025	125,000	126,621
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2026	200,000	206,505
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2026	195,000	199,204
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg 5% tender 11/1/2058 (b)	3,250,000	3,360,097
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	50,000	49,714
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	985,000	989,082
Wisconsin St Gen. Oblig. Series 2025 2, 5% 5/1/2028	1,065,000	1,142,257
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,825,000	3,916,505
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	3,635,000	3,675,567
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2026	400,000	406,942
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2027	790,000	817,500
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2028	515,000	538,583
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2029	1,910,000	2,023,505
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	5,675,000	5,783,837
Wisconsin St Health & Edl Facs Auth Rev 4% 9/15/2026	220,000	219,634
TOTAL WISCONSIN		55,643,780
Wyoming - 0.3%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2025	260,000	260,382
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 2.2% 11/1/2025 VRDN (b)(c)	7,200,000	7,200,000
Sublette Cnty Wyo Hosp Dist Rev 5% 6/15/2026	2,000,000	2,001,128
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 2% 11/1/2025 VRDN (b)(c)	1,100,000	1,100,000
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	1,155,000	1,150,634
TOTAL WYOMING		11,712,144
TOTAL MUNICIPAL SECURITIES (Cost $2,951,197,222)		2,954,975,039

Commercial Paper - 0.2%
	Yield (%) (j)	Principal Amount (a)	Value ($)
City of Atlanta GA 3% 5/15/2025	0.00	5,000,000	4,999,957
City of Atlanta GA 3% 5/15/2025	0.00	2,000,000	2,000,203
TOTAL COMMERCIAL PAPER (Cost $7,000,000)			7,000,160

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (k)(l)	4.28	113,923,815	113,923,815
Fidelity Municipal Cash Central Fund (m)(n)	1.67	32,097,906	32,104,326
Fidelity SAI Municipal Money Market Fund (k)(l)	1.47	43,572,327	43,581,042
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	4.31	4,604,119	4,604,119
TOTAL MONEY MARKET FUNDS (Cost $194,200,450)			194,213,302

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,534,682,546)	3,537,251,605
NET OTHER ASSETS (LIABILITIES) - 0.3%	10,869,297
NET ASSETS - 100.0%	3,548,120,902

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
ETF	-	Exchange Traded Fund
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,749,965 or 1.2% of net assets.

(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,207,736 or 0.6% of net assets.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Affiliated Fund
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.
(m)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys Dev Auth. Multi-family Hsg Rev Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	11/16/22	1,600,000

Ep Machuca Lp Participating VRDN Series 2022 MIZ9104, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	8/05/22	1,900,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series 2022 MIZ9087, 2.18% 4/4/2025 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	920,000

Natl Fin Auth N H Specialt Bonds Series 2024 MS0023, 2.16% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	4,400,000

Steele Duncan Plaza, LLC Participating VRDN Series 2022 MIZ9103, 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/22	1,287,736

Texas Affordable Hsg Corp Multi-family Hsg Rev. Participating VRDN 2.18% 4/4/2025 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/23	11,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	13,408,851	239,316,038	220,620,563	420,439	99	(99)	32,104,326	32,097,906	0.8%
Total	13,408,851	239,316,038	220,620,563	420,439	99	(99)	32,104,326	32,097,906

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	95,265,336	476,255,782	457,597,303	3,411,175	-	-	113,923,815	113,923,815
Fidelity SAI Municipal Money Market Fund	42,636,979	944,063	-	944,114	-	-	43,581,042	43,572,327
	137,902,315	477,199,845	457,597,303	4,355,289	-	-	157,504,857	157,496,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper and Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.